Rondure Overseas Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (94.89%)
Argentina (0.66%)
Globant SA(a)	574	$100,295

Australia (1.62%)
Domino's Pizza Enterprises, Ltd.	2,602	85,815
Webjet, Ltd.(a)	30,575	161,834
		247,649

Belgium (2.09%)
Melexis NV	1,495	160,924
Warehouses De Pauw CVA	5,353	158,206
		319,130

Britain (6.89%)
Abcam PLC, ADR(a)	3,254	76,274
Diploma PLC	3,933	163,435
Endava PLC, ADR(a)	1,598	83,831
Greggs PLC	8,960	317,598
Moneysupermarket.com Group PLC	45,974	161,898
Rightmove PLC	23,939	175,239
Tate & Lyle PLC	7,830	75,013
		1,053,288

Canada (2.29%)
Gildan Activewear, Inc.	5,375	167,162
Richelieu Hardware, Ltd.	5,470	182,603
		349,765

China (7.73%)
361 Degrees International, Ltd.(a)	422,000	232,133
Hangzhou Oxygen Plant Group Co., Ltd., Class A	34,200	163,134
Skshu Paint Co., Ltd.(a)	15,540	177,910
Uni-President China Holdings, Ltd.	255,500	220,482
Xtep International Holdings, Ltd.	213,500	236,525
Yifeng Pharmacy Chain Co., Ltd., Class A	28,700	152,561
		1,182,745

Colombia (2.33%)
Parex Resources, Inc.	16,127	357,236

France (2.93%)
Alten SA	2,107	303,482
Virbac SA	469	144,387
		447,869

Germany (5.89%)
CTS Eventim AG & Co., KGaA	3,720	253,795
Nemetschek SE	4,130	300,793
Puma SE	5,136	346,955
		901,543

India (2.64%)
Radico Khaitan, Ltd.	17,491	308,527
Westlife Foodworld, Ltd.	8,376	95,335
		403,862

Indonesia (2.13%)
Avia Avian Tbk PT	1,887,300	77,594
Jayamas Medica Industri Tbk PT	5,527,200	64,875
Sumber Alfaria Trijaya Tbk PT	1,026,600	183,808
		326,277

Ireland (0.47%)
Keywords Studios PLC	3,161	71,479

Italy (6.53%)
De' Longhi SpA	3,920	99,562
DiaSorin SpA	1,348	151,252
Recordati Industria Chimica e Farmaceutica SpA	5,612	289,701
Reply SpA	2,932	317,862
Sesa SpA	1,197	140,297
		998,674

Japan (14.81%)
Hoshizaki Corp.	6,000	229,768
Japan Elevator Service Holdings Co., Ltd.	5,800	71,590
Komeri Co., Ltd.	3,500	73,314
Kyushu Railway Co.	16,700	365,894
Lawson, Inc.	5,100	255,708
M&A Capital Partners Co., Ltd.(a)	5,500	112,733

	Shares	Value (Note 2)
Japan (continued)
MonotaRO Co., Ltd.	13,100	$159,854
Lifull Co., Ltd.(a)	79,600	171,213
OBIC Business Consultants Co., Ltd.	6,600	276,962
Pigeon Corp.	5,000	67,480
TOTO, Ltd.	2,300	70,666
Toyo Seikan Group Holdings, Ltd.	4,900	79,615
Tsuruha Holdings, Inc.	3,300	253,186
Yamato Holdings Co., Ltd.	4,100	76,717
		2,264,700

Malaysia (2.33%)
Heineken Malaysia Bhd	61,400	355,954

Mexico (6.21%)
Becle SAB de CV	67,290	175,931
GMexico Transportes SAB de CV(b)(c)	143,100	341,833
Grupo Aeroportuario del Centro Norte SAB de CV	30,800	347,197
Prologis Property Mexico SA de CV	23,000	85,407
		950,368

Netherlands (1.70%)
Euronext NV(b)(c)	3,421	260,478

New Zealand (3.88%)
Freightways Group, Ltd.	38,220	203,201
Mainfreight, Ltd.	3,810	160,559
Restaurant Brands New Zealand, Ltd.	56,822	229,046
		592,806

Norway (1.29%)
TGS ASA	14,760	196,751

Philippines (2.78%)
Philippine Seven Corp.(a)	141,700	220,580
Wilcon Depot, Inc.	491,200	204,350
		424,930

Poland (1.05%)
Allegro.eu SA(a)(b)(c)	18,249	160,911

South Africa (0.61%)
Clicks Group, Ltd.	5,981	93,817

South Korea (1.44%)
LG H&H Co., Ltd.	234	78,572
NongShim Co., Ltd.	222	69,144
S-1 Corp.	1,824	73,266
		220,982

Spain (0.46%)
Viscofan SA	1,090	70,709

Sweden (3.26%)
Axfood AB	10,000	254,788
Loomis AB	8,345	243,221
		498,009

Switzerland (1.39%)
Flughafen Zurich AG	1,009	213,243

Taiwan (6.30%)
ASPEED Technology, Inc.	2,000	147,646
Sinbon Electronics Co., Ltd.	26,000	278,396
Sporton International, Inc.	33,600	257,133
Taiwan FamilyMart Co., Ltd.	41,000	280,496
		963,671

Thailand (2.68%)
Bangkok Bank PCL	58,200	291,606
Osotspa PCL	139,200	118,952
		410,558

United States (0.50%)
Genpact, Ltd.	2,124	76,655

TOTAL COMMON STOCKS
(Cost $13,760,171)		14,514,354

TOTAL INVESTMENTS (94.89%)
(Cost $13,760,171)		$14,514,354

Other Assets In Excess Of Liabilities (5.11%)		781,692

NET ASSETS (100.00%)		$15,296,046

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, these securities had a total aggregate market value of $763,222 representing 4.99% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2023, the aggregate market value of those securities was $763,222, representing 4.99% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2023) (Unaudited)
Consumer	36.8%
Industrials	21.3%
Technology	19.3%
Energy & Materials	6.9%
Financials	5.9%
Health Care	4.7%
Cash, Cash Equivalents, & Other Net Assets	5.1%
Total	100%

Industry Composition (July 31, 2023) (Unaudited)
Consumer Staples Distribution & Retail	11.2%
Textiles, Apparel & Luxury Goods	6.4%
Beverages	6.2%
IT Services	5.8%
Hotels, Restaurants & Leisure	5.8%
Ground Transportation	4.6%
Software	3.8%
Transportation Infrastructure	3.7%
Trading Companies & Distributors	3.3%
Interactive Media & Services	3.3%
Air Freight & Logistics	2.9%
Chemicals	2.8%
Pharmaceuticals	2.8%
Food Products	2.8%
Electronic Equipment, Instruments & Components	2.7%
Commercial Services & Supplies	2.6%
Capital Markets	2.4%
Oil, Gas & Consumable Fuels	2.3%
Professional Services	2.2%
Semiconductors & Semiconductor Equipment	2.1%
Banks	1.9%
Specialty Retail	1.8%
Industrial REITs	1.6%
Entertainment	1.6%
Machinery	1.5%
Health Care Equipment & Supplies	1.4%
Energy Equipment & Services	1.3%
Broadline Retail	1.1%
Other Industries (each less than 1%)	3.0%
Cash and Other Assets, Less Liabilities	5.1%
Total	100.0%

Rondure New World Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (100.61%)
Brazil (5.53%)
B3 SA - Brasil Bolsa Balcao	900,000	$2,839,651
MercadoLibre, Inc.(a)	2,328	2,882,180
Pet Center Comercio e Participacoes SA	948,200	1,399,616
TOTVS SA	231,000	1,444,498
WEG SA	443,900	3,748,333
		12,314,278

China (22.56%)
Alibaba Group Holding, Ltd.(a)	308,000	3,850,543
ANTA Sports Products, Ltd.	388,100	4,543,401
China Resources Beer Holdings Co., Ltd.	140,000	896,665
China Tourism Group Duty Free Corp., Ltd.	191,000	3,361,258
H World Group, Ltd.	671,400	3,180,991
Hangzhou Oxygen Plant Group Co., Ltd., Class A	278,200	1,327,014
Kweichow Moutai Co., Ltd., Class A	4,400	1,157,806
Li Ning Co., Ltd.	945,500	5,698,047
Sany Heavy Industry Co., Ltd.	718,200	1,783,755
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	25,000	1,035,436
Sichuan Swellfun Co., Ltd., Class A	132,500	1,396,796
Skshu Paint Co., Ltd.(a)	214,447	2,455,110
Tencent Holdings, Ltd.	77,600	3,526,323
Tsingtao Brewery Co., Ltd., Class H	416,800	3,735,696
Uni-President China Holdings, Ltd.	4,972,200	4,290,721
Yifeng Pharmacy Chain Co., Ltd., Class A	218,260	1,160,205
Yum China Holdings, Inc.	112,267	6,866,527
		50,266,294

Colombia (0.51%)
Parex Resources, Inc.	50,800	1,125,293

Greece (0.53%)
JUMBO SA	39,200	1,169,750

Hong Kong (3.02%)
Hong Kong Exchanges & Clearing, Ltd.	161,300	6,738,327

India (14.57%)
3M India, Ltd.	1,575	553,844
Asian Paints, Ltd.	36,352	1,492,709
Blue Dart Express, Ltd.	11,662	953,980
Dabur India, Ltd.	180,000	1,259,691
Divi's Laboratories, Ltd.	43,478	1,947,580
HCL Technologies, Ltd.	253,230	3,438,131
HDFC Bank, Ltd.	250,449	5,027,935
Honeywell Automation India, Ltd.	355	185,565
IndiaMart InterMesh, Ltd.(b)(c)	37,934	1,435,472
Marico, Ltd.	31,400	214,000
Nestle India, Ltd.	7,995	2,192,296
Pidilite Industries, Ltd.	13,575	431,593
Schaeffler India, Ltd.	37,145	1,409,409
SKF India, Ltd.	25,683	1,675,244
Tata Consultancy Services, Ltd.	109,053	4,536,475
Tech Mahindra, Ltd.	212,443	2,881,262
United Breweries, Ltd.	66,362	1,242,743
United Spirits, Ltd.(a)	127,406	1,573,585
		32,451,514

Indonesia (7.65%)
Ace Hardware Indonesia Tbk PT	22,990,800	1,097,704
Avia Avian Tbk PT	29,435,200	1,210,200
Bank Central Asia Tbk PT	4,012,300	2,427,867
Bank Rakyat Indonesia Persero Tbk PT	16,986,200	6,364,193
Indofood CBP Sukses Makmur Tbk PT	3,669,700	2,725,507
Mayora Indah Tbk PT	5,063,900	812,642
Sumber Alfaria Trijaya Tbk PT	13,423,000	2,403,322
		17,041,435

Malaysia (5.45%)
Carlsberg Brewery Malaysia Bhd	631,000	2,938,789
Heineken Malaysia Bhd	895,700	5,192,636

	Shares	Value (Note 2)
Malaysia (continued)
MR DIY Group M Bhd1697(c)	5,205,800	$1,697,167
Public Bank Bhd	2,496,900	2,309,176
		12,137,768

Mexico (12.60%)
Arca Continental SAB de CV	249,700	2,505,351
Becle SAB de CV	924,500	2,417,116
Coca-Cola Femsa SAB de CV, ADR	64,778	5,462,081
GMexico Transportes SAB de CV(b)(c)	2,290,203	5,470,774
Grupo Aeroportuario del Centro Norte SAB de CV	216,433	2,439,767
Kimberly-Clark de Mexico SAB de CV	1,542,000	3,636,523
Prologis Property Mexico SA de CV	673,942	2,502,581
Wal-Mart de Mexico SAB de CV	871,700	3,630,999
		28,065,192

Philippines (3.73%)
International Container Terminal Services, Inc.	778,800	3,076,916
Philippine Seven Corp.(a)	1,678,447	2,612,785
Wilcon Depot, Inc.	6,319,700	2,629,133
		8,318,834

Poland (1.58%)
Allegro.eu SA(a)(b)(c)	270,842	2,388,162
Dino Polska SA(a)(b)(c)	10,120	1,127,546
		3,515,708

Qatar (0.49%)
Qatar Gas Transport Co., Ltd.	944,402	1,093,586

South Africa (2.06%)
Capitec Bank Holdings, Ltd.	18,808	1,886,095
Clicks Group, Ltd.	172,634	2,707,894
		4,593,989

South Korea (0.51%)
LG H&H Co., Ltd.	3,409	1,144,669

Taiwan (10.20%)
Airtac International Group	75,857	2,249,653
ASPEED Technology, Inc.	26,000	1,919,399
Chroma ATE, Inc.	530,000	4,654,670
momo.com, Inc.	55,480	1,057,468
President Chain Store Corp.	234,000	2,077,419
Sinbon Electronics Co., Ltd.	479,700	5,136,399
Taiwan FamilyMart Co., Ltd.	274,000	1,874,533
Taiwan Semiconductor Manufacturing Co., Ltd.	209,000	3,757,498
		22,727,039

Thailand (8.73%)
Airports of Thailand PCL(a)	1,515,100	3,153,807
Bangkok Bank PCL	1,351,400	6,771,066
Bangkok Dusit Medical Services PCL, Class F	1,685,000	1,415,294
Bumrungrad Hospital PCL	324,100	2,045,228
CP ALL PCL	2,064,000	3,829,062
Osotspa PCL	2,618,600	2,237,711
		19,452,168

Vietnam (0.89%)
FPT Corp.	550,882	1,990,734

TOTAL COMMON STOCKS
(Cost $195,218,354)		224,146,578

TOTAL INVESTMENTS (100.61%)
(Cost $195,218,354)		$224,146,578

Liabilities In Excess Of Other Assets (-0.61%)		(1,368,602)

NET ASSETS (100.00%)		$222,777,976

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, these securities had a total aggregate market value of $12,119,121 representing 5.44% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2023, the aggregate market value of those securities was $12,119,121, representing 5.44% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2023) (Unaudited)
Consumer	49.4%
Financials	16.7%
Technology	15.0%
Industrials	12.5%
Energy & Materials	4.1%
Health Care	2.9%
Cash, Cash Equivalents, & Other Net Assets	-0.6%
Total	100%

Industry Composition (July 31, 2023) (Unaudited)
Beverages	13.8%
Banks	11.3%
Consumer Staples Distribution & Retail	9.4%
IT Services	5.7%
Specialty Retail	5.1%
Textiles, Apparel & Luxury Goods	4.7%
Broadline Retail	4.6%
Food Products	4.6%
Hotels, Restaurants & Leisure	4.5%
Electronic Equipment, Instruments & Components	4.5%
Capital Markets	4.3%
Transportation Infrastructure	3.9%
Machinery	3.2%
Chemicals	3.1%
Semiconductors & Semiconductor Equipment	2.6%
Ground Transportation	2.5%
Electrical Equipment	1.7%
Interactive Media & Services	1.6%
Household Products	1.6%
Health Care Providers & Services	1.5%
Personal Care Products	1.1%
Industrial REITs	1.1%
Oil, Gas & Consumable Fuels	1.0%
Other Industries (each less than 1%)	3.2%
Cash and Other Assets, Less Liabilities	-0.6%
Total	100.0%

Notes to Quarterly Statements of Investments

  July 31, 2023 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Rondure New World Fund and the Rondure Overseas Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds each offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by Rondure Global Advisors, LLC (the “Adviser”), as the Funds' Valuation Designee, and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The Funds may invest in warrants to participate in an anticipated increase in the market value of the security. A warrant entitles the holder to buy a security at a set price during a set period of time. If such market value increases, the warrant may be exercised and sold at a gain. A loss will be incurred if the market value decreases or if the term of the warrant expires before it is exercised. Warrants convey no rights to dividends or voting. An implied pricing method is used to value the rights.

When such prices or quotations are not available, or when the Adviser, as the Funds' Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. Fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Notes to Quarterly Statements of Investments

  July 31, 2023 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2023:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure New World Fund
Common Stocks*	$224,146,578	$–	$–	$224,146,578
Total	$224,146,578	$–	$–	$224,146,578

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure Overseas Fund
Common Stocks*	$14,514,354	$–	$–	$14,514,354
Total	$14,514,354	$–	$–	$14,514,354

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

For the three months ended July 31, 2023, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates are separately disclosed.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

Notes to Quarterly Statements of Investments

  July 31, 2023 (Unaudited)

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.